(Losses)/earnings per share	9 Months Ended
Mar. 31, 2019
Earnings Per Share [Abstract]
(Losses)/earnings per share

10. (Losses)/earnings per share

	Three Months Ended		Nine Months Ended
	March 31, 2019 Cents	March 31, 2018 Cents	March 31, 2019 Cents	March 31, 2018 Cents
(Losses) per share
(in cents)
(a) Basic (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(5.00)	(4.47)	(14.02)	(3.12)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(5.00)	(4.47)	(14.02)	(3.12)

(b) Diluted (losses) per share
From continuing operations attributable to the ordinary equity holders of the company	(5.00)	(4.47)	(14.02)	(3.12)
Total basic (losses) per share attributable to the ordinary equity holders of the company	(5.00)	(4.47)	(14.02)	(3.12)

(c) Reconciliation of (losses) used in calculating (losses) per share
(in U.S. dollars, in thousands)
Basic (losses) per share
(Losses) attributable to the ordinary equity holders of the company used in calculating basic (losses) per share:
From continuing operations	(24,970)	(21,137)	(69,073)	(14,456)

Diluted (losses) per share
(Losses) from continuing operations attributable to the ordinary equity holders of the company:
Used in calculating basic (losses) per share	(24,970)	(21,137)	(69,073)	(14,456)
(Losses) attributable to the ordinary equity holders of the company used in calculating diluted losses per share	(24,970)	(21,137)	(69,073)	(14,456)

	Three Months Ended		Nine Months Ended
	March 31, 2019 (in shares)	March 31, 2018 (in shares)	March 31, 2019 (in shares)	March 31, 2018 (in shares)
Weighted average number of ordinary shares used as the denominator in calculating basic losses per share	499,141,882	473,313,024	492,782,636	462,800,544
Weighted average number of ordinary shares and potential ordinary shares used in calculating diluted losses per share	499,141,882	473,313,024	492,782,636	462,800,544

Options granted to employees and shares that may be paid as contingent consideration are considered to be potential ordinary shares. These have been excluded from the basic loss per share calculation in the three and nine months ended March 31, 2019 and 2018.